ACQUISITION - Unaudited Supplemental Financial Information (Details 2) - iWeb Group Inc $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Unaudited pro forma revenue	$ 323,000
Unaudited pro forma net loss	$ (32,000)